Commitments and Contingencies (Details) - USD ($)					9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 13, 2023	Apr. 28, 2022	Jan. 03, 2022	Jul. 20, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Jul. 27, 2023
Commitments and Contingencies [Line Items]
Aggregate deferred underwriting fee payable	$ 9,000,000					$ 9,000,000
Initial retainer fee			$ 25,000
Maximum amount of deferred fee agreed to be forfeited by the underwriter	4,500,000
Maximum amount of deferred fee paid in cash	$ 4,500,000
Percentage of dollar amount in Trust Account	25.00%
Maximum amount payable to Cantor as a non-refundable cash fee	$ 4,500,000
IPO [Member]
Commitments and Contingencies [Line Items]
Number of days to exercise over-allotment option				45 days
Underwriting cash discount per unit (in Dollars per share)					$ 0.2		$ 0.2
Aggregate underwriter cash discount					$ 4,000,000		$ 4,000,000
Deferred fee per unit (in Dollars per share)					$ 0.45		$ 0.45
Aggregate deferred underwriting fee payable					$ 9,000,000		$ 9,000,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional units available for underwriters (in Shares)				3,000,000
Agreement with ARC group [Member]
Commitments and Contingencies [Line Items]
Initial retainer fee			25,000
Closing retainer fee at announcement of business combination in amount			175,000
Success fee			1,000,000
Advisory fees amount
Agreement with JVB [Member]
Commitments and Contingencies [Line Items]
Advisory fees amount
Transaction fee in amount equal to in connection with successful business combination transaction		$ 1,500,000
Percentage of gross proceeds raised from investors		4.00%
Agreement for out-of-pocket expenses up to maximum amount		$ 100,000
Agreement with Laurel Hill Advisory Group, LLC [Member]
Commitments and Contingencies [Line Items]
Fixed fees reimbues at document cost and expenses								$ 15,000